Interim Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
REVENUE
Net revenue	$ 14,349,478	$ 7,466,391
EXPENSES
Salaries and wages	5,000,546	3,777,476
Consulting	1,318,638	895,952
Professional fees	738,793	685,852
Revenue sharing expense	8,966,736	4,491,427
Sponsorships and tournaments	449,086	364,229
Advertising and promotion	512,365	859,826
Office and general	1,589,803	705,819
Technology expenses	731,071	580,854
Amortization and depreciation	1,042,847	1,416,140
Share-based payments	1,321,038	1,088,638
Interest expense	214,608	408,089
Loss on foreign exchange	166,251	(37,249)
Transaction costs	7,119
Non-operational professional fees	974,447
Arbitration settlement reserve	(2,740,052)
Change in fair value of warrant liability	(2,941,546)	(4,759,776)
Change in fair value of convertible debt	(1,683,172)	1,323,745
Total	15,668,578	11,801,022
ASSOCIATES
Share of net loss of associate		66,686
Net loss for the period before discontinued operations	(1,319,100)	(4,401,317)
DISCONTINUED OPERATIONS
Loss on disposal of Motorsports		(678,931)
Loss from discontinued operations	(9,656)	(950,215)
Net loss for the period	(1,328,756)	(6,030,463)
Net (income) loss attributable to non-controlling interest	(24,764)	31,030
Net loss attributable to owners of the Company	(1,353,520)	(5,999,433)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences	169,418	133,845
Comprehensive loss for the period	$ (1,184,102)	$ (5,865,588)
LOSS PER SHARE
Basic loss per share - continuing operations	$ (0.09)	$ (0.57)
Basic loss per share - discontinued operations	(0.00)	(0.21)
Basic and diluted loss per share	$ (0.09)	$ (0.78)
Weighted average number of shares outstanding - Basic	15,565,638	7,699,907
Games development [member]
REVENUE
Net revenue	$ 2,102,126	$ 499,955
Direct to Consumer [Member]
REVENUE
Net revenue	32,850	49,832
Software as a Service [Member]
REVENUE
Net revenue	2,080,710	1,436,997
Advertising [member]
REVENUE
Net revenue	10,042,734	5,122,090
Professional Services [Member]
REVENUE
Net revenue	$ 91,058	$ 357,517